Right to Use Assets and Leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Beginning balance	R$ 46,066
Adoption IFRS 16	1,363,803	R$ (46,066)
Interest accrued	128,996
Payments	(321,716)
Additions and remeasurement	334,857
Write-offs	(52,129)
Effect of foreign currency exchange rate variation	88,796
Ending balance	1,588,673	46,066
Current	206,396	R$ 2,849
Non-current	R$ 1,382,277